UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline               New York, New York           August 14, 2009
--------------------           ------------------------     --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $1,091,652
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP

(2)  28-13254                       Axial Capital Institutional, LP



                                                FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6        COLUMN 7       COLUMN 8

                         TITLE                       VALUE    SHRS OR   SH/ PUT/    INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL    DISCRETION      MANAGERS  SOLE  SHARED     NONE
--------------           --------        -----      --------  -------   --- ----    ----------      --------  ----  ------     ----
AMEDISYS INC             COM             023436108    9,906     300,000 SH          SHARED/DEFINED  1,2       0       300,000  0
DIAMONDS TR              UNIT SER 1      252787106  361,101   4,265,313 SH          SHARED/DEFINED  1,2       0     4,265,313  0
FASTENAL CO              COM             311900104    3,755     113,200 SH   PUT    SHARED/DEFINED  1,2       0       113,200  0
ISHARES TR               RUSSELL 2000    464287655  251,691   4,927,391 SH          SHARED/DEFINED  1,2       0     4,927,391  0
LORILLARD INC            COM             544147101   17,435     257,260 SH          SHARED/DEFINED  1,2       0       257,260  0
M & F WORLDWIDE CORP     COM             552541104   10,766     538,275 SH          SHARED/DEFINED  1,2       0       538,275  0
MACERICH CO              COM             554382101    3,616     205,348 SH          SHARED/DEFINED  1,2       0       205,348  0
MARKET VECTORS ETF TR    GOLD MINER ETF  57060U100   31,639     836,690 SH          SHARED/DEFINED  1,2       0       836,690  0
POWERSHARES QQQ TRUST    UNIT SER 1      73935A104   98,553   2,709,000 SH   PUT    SHARED/DEFINED  1,2       0     2,709,000  0
QLT INC                  COM             746927102   10,947   5,163,907 SH          SHARED/DEFINED  1,2       0     5,163,907  0
SPDR GOLD TRUST          GOLD SHS        78463V107   44,442     487,406 SH          SHARED/DEFINED  1,2       0       487,406  0
SPDR TR                  UNIT SER 1      78462F103  242,169   2,633,708 SH          SHARED/DEFINED  1,2       0     2,633,708  0
VENTAS INC               COM             92276F100    5,632     188,600 SH   PUT    SHARED/DEFINED  1,2       0       188,600  0







SK 21635 0002 1018656